UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form  13F  File  Number:
                        -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   7/10/2001
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 0
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            59
                                              ------------

Form  13F  Information  Table  Value  Total:  $201,707,092
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACACIA                         COM              003881109 10134000  600000          SOLE             SOLE      0    0
ACTIVISION                     COM              004930202  3705200   94400          SOLE             SOLE      0    0
ADVANCED MICRO DEVICES         COM              007903107   161840    5600          SOLE             SOLE      0    0
AMERADA HESS                   COM              023551104  3086560   38200          SOLE             SOLE      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
AMERICAN ELEC. POWER INC.      COM              025537101   858762   18600          SOLE             SOLE      0    0
AMERICREDIT CORP.              COM              03060R101 80003000  154000          SOLE             SOLE      0    0
BARNES AND NOBLE               COM              067774109  1971435   50100          SOLE             SOLE      0    0
BB&T CORP                      COM              054937107  1471670   40100          SOLE             SOLE      0    0
BJS WHOLESALE CLUB INC         COM              05548J106  3488530   65500          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107    81244    1900          SOLE             SOLE      0    0
CAPSTONE TURBINE               COM              14067D102    57434    2600          SOLE             SOLE      0    0
CHARTER COMMUNICATIONS DEL     COM              16117M107   298880   12800          SOLE             SOLE      0    0
CHARTER ONE FINANCIAL          COM              160903100  4070440  127600          SOLE             SOLE      0    0
CHECKPOINT SOFTWARE            COM              M22465104  1830634   36200          SOLE             SOLE      0    0
DIME BANCORP INC               COM              25429Q102  6384650  171400          SOLE             SOLE      0    0
DORAL FINANCIAL CORP.          COM              25811P100   144060    4200          SOLE             SOLE      0    0
EARTHLINK INC.                 COM              270321102   273540   19400          SOLE             SOLE      0    0
ESC MEDICAL SYSTEMS LTD        COM              M40868107   152905    5300          SOLE             SOLE      0    0
EXFO-ELECTRO OPTICAL           COM              302043104   104975    6500          SOLE             SOLE      0    0
FED. NATL. MTG. ASSN.          COM              313586109  2338325   27500          SOLE             SOLE      0    0
FIFTH THIRD BANCORP            COM              316773100   288240    4800          SOLE             SOLE      0    0
FOX ENTERTAINMENT GROUP        COM              35138T107   156240    5600          SOLE             SOLE      0    0
GENEZYME CORP                  COM              372917104   341600    5600          SOLE             SOLE      0    0
GILEAD SCIENCES                COM              375558103   325864    5600          SOLE             SOLE      0    0
GOLDEN STREET BANCORP          COM              381197102  3437280  111600          SOLE             SOLE      0    0
HOMESTAKE MINING               COM              437614100  1679832  212100          SOLE             SOLE      0    0
INTERNATIONAL GAME             COM              459902102  6563650  104600          SOLE             SOLE      0    0
JOHNSON & JOHNSON              COM              478160104   125000    2500          SOLE             SOLE      0    0
JONES APPAREL GROUP            COM              480074103   108000    2500          SOLE             SOLE      0    0
JUNIPER NETWORKS INC.          COM              48203R104    87080    2800          SOLE             SOLE      0    0
KLA TENCOR                     COM              482480100   263115    4500          SOLE             SOLE      0    0
KRISPY KREME DOUGHNUTS         COM              501014104  7500000  187500          SOLE             SOLE      0    0
LEXMARK INTERNATIONAL          COM              529771107   181575    2700          SOLE             SOLE      0    0
LABORATORY AMERICAN HLDGS      COM              50540R409  1803750   15000          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  4746560  521600          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  9100000 1000000          SOLE             SOLE      0    0
(RESTRICTED)
LINCARE HOLDINGS               COM              532791100  5665888  188800          SOLE             SOLE      0    0
LTX CORP.                      COM              502392103  2663352  104200          SOLE             SOLE      0    0
MANOR CARE                     COM              564055101  1889125   59500          SOLE             SOLE      0    0
MICROSOFT CORP.                COM              594918104   321200    4400          SOLE             SOLE      0    0
NASDAQ 100 TRUST               COM              631100104 11790600  258000          SOLE             SOLE      0    0
NEWMONT MINING CORP            COM              651639106  2575624  138400          SOLE             SOLE      0    0
NOVELLUS SYSTEMS               COM              670008101   249876    4400          SOLE             SOLE      0    0
NUCOR CORP.                    COM              670346105   264006    5400          SOLE             SOLE      0    0
ONI SYSTEMS                    COM              68273F103   256680    9200          SOLE             SOLE      0    0
OPENWAVES SYSTEMS              COM              683718100   138800    4000          SOLE             SOLE      0    0
PHARMECEUTICAL PRODUCT         COM              717124101  3166938  103800          SOLE             SOLE      0    0
PHILLIP MORRIS                 COM              718154107   827225   16300          SOLE             SOLE      0    0
PPL CP                         COM              69351T106  1606000   29200          SOLE             SOLE      0    0
PROTEIN DESIGN LABS            COM              74369L103   312336    3600          SOLE             SOLE      0    0
QUEST DIAGNOSTICS              COM              749121109   995505   13300          SOLE             SOLE      0    0
SERENA SOFTWARE                COM              817492101   101752    2800          SOLE             SOLE      0    0
SOUTHTRUST CORP                COM              844730101  4040400  155400          SOLE             SOLE      0    0
STERICYCLE                     COM              858912108   309870    6600          SOLE             SOLE      0    0
TARGET CORP                    COM              87612E106  1498180   43300          SOLE             SOLE      0    0
TARO PHARMACEUT INDS ORD       COM              M8737E108   122584    1400          SOLE             SOLE      0    0
VF CORP.                       COM              918204108   125511    3450          SOLE             SOLE      0    0
WASHINGTON MUTUAL CO.          COM              939322103  5459770  145400          SOLE             SOLE      0    0